Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Assets	¥ 206,164,000	¥ 264,694,000
Liabilities	301,688,000	265,302,000
Total current net assets/(liabilities)	(95,524,000)
Non?current
Assets	831,922,000	782,441,000
Liabilities	¥ 310,662,000	¥ 191,235,000
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	84.00%	88.00%	70.00%
Huizhou Pengai
Current
Assets	¥ 17,386,000	¥ 17,897,000	¥ 17,166,000
Liabilities	3,655,000	4,432,000	2,988,000
Total current net assets/(liabilities)	13,731,000	13,465,000	14,178,000
Non?current
Assets	2,046,000	2,429,000	2,124,000
Total noncurrent net assets	2,046,000	2,429,000	2,124,000
Net assets of subsidiary	15,777,000	15,894,000	16,302,000
Shanghai Pengai
Current
Assets	13,641,000	17,168,000	12,092,000
Liabilities	15,626,000	14,387,000	2,936,000
Total current net assets/(liabilities)	(1,985,000)	2,781,000	9,156,000
Non?current
Assets	36,302,000	3,656,000	3,108,000
Liabilities	31,607,000
Total noncurrent net assets	4,695,000	3,656,000	3,108,000
Net assets of subsidiary	2,710,000	6,437,000	12,264,000
Chongqing Pengai
Current
Assets	6,553,000	6,891,000	10,699,000
Liabilities	37,493,000	31,609,000	33,867,000
Total current net assets/(liabilities)	(30,940,000)	(24,718,000)	(23,168,000)
Non?current
Assets	45,487,000	51,114,000	30,928,000
Liabilities	14,917,000	18,743,000
Total noncurrent net assets	30,570,000	32,371,000	30,928,000
Net assets of subsidiary	(370,000)	7,653,000	7,760,000
Chengdu Yueji
Current
Assets	5,926,000	4,183,000	5,656,000
Liabilities	14,033,000	6,267,000	2,419,000
Total current net assets/(liabilities)	(8,107,000)	(2,084,000)	3,237,000
Non?current
Assets	10,303,000	11,803,000	5,515,000
Liabilities	4,929,000	5,689,000
Total noncurrent net assets	5,374,000	6,114,000	5,515,000
Net assets of subsidiary	(2,733,000)	4,030,000	8,752,000
Pengai Xiuqi
Current
Assets	9,140,000	5,060,000	7,081,000
Liabilities	11,464,000	9,250,000	12,776,000
Total current net assets/(liabilities)	(2,324,000)	(4,190,000)	(5,695,000)
Non?current
Assets	22,437,000	27,838,000	17,578,000
Liabilities		2,262,000
Total noncurrent net assets	22,437,000	25,576,000	17,578,000
Net assets of subsidiary	20,113,000	21,386,000	11,883,000
Haikou Pengai
Current
Assets	3,033,000	2,226,000	9,180,000
Liabilities	14,405,000	12,738,000	3,893,000
Total current net assets/(liabilities)	(11,372,000)	(10,512,000)	5,287,000
Non?current
Assets	22,783,000	25,174,000	4,563,000
Liabilities	6,144,000	6,458,000
Total noncurrent net assets	16,639,000	18,716,000	4,563,000
Net assets of subsidiary	5,267,000	8,204,000	9,850,000
Shenzhen Yueji
Current
Assets	16,593,000	17,627,000
Liabilities	19,481,000	20,648,000
Total current net assets/(liabilities)	(2,888,000)	(3,021,000)
Non?current
Assets	4,335,000	9,153,000
Total noncurrent net assets	4,335,000	9,153,000
Net assets of subsidiary	1,447,000	6,132,000
Shenzhen Yuexin
Current
Assets	2,352,000	2,125,000
Liabilities	22,614,000	21,540,000
Total current net assets/(liabilities)	(20,262,000)	(19,415,000)
Non?current
Assets	29,033,000	33,742,000
Liabilities	14,019,000	16,256,000
Total noncurrent net assets	15,014,000	17,486,000
Net assets of subsidiary	(5,248,000)	(1,929,000)
Nanchang Pengai
Current
Assets	3,985,000	4,426,000	6,243,000
Liabilities	1,133,000	1,305,000	794,000
Total current net assets/(liabilities)	2,852,000	3,121,000	5,449,000
Non?current
Assets	780,000	893,000	1,014,000
Total noncurrent net assets	780,000	893,000	1,014,000
Net assets of subsidiary	3,632,000	4,014,000	6,463,000
Yantai Pengai Jiayan
Current
Assets	14,806,000	13,614,000	5,443,000
Liabilities	24,410,000	23,564,000	14,501,000
Total current net assets/(liabilities)	(9,604,000)	(9,950,000)	(9,058,000)
Non?current
Assets	35,387,000	38,441,000	18,473,000
Liabilities	17,748,000	18,299,000
Total noncurrent net assets	17,639,000	20,142,000	18,473,000
Net assets of subsidiary	8,035,000	10,192,000	¥ 9,415,000
Ninghai Pengai
Current
Assets	1,055,000	1,696,000
Liabilities	1,397,000	1,060,000
Total current net assets/(liabilities)	(342,000)	636,000
Non?current
Assets	3,342,000	3,856,000
Liabilities	88,000	424,000
Total noncurrent net assets	3,254,000	3,432,000
Net assets of subsidiary	¥ 2,912,000	¥ 4,068,000